Available-for-sale financial assets (Details Textuals) - Minera Yanacocha SRL and subsidiary [Member] - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2008	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of available-for-sale financial assets [Line Items]
Purchase of available-for-sale financial assets	$ 13,000,000
Non-current financial assets available-for-sale		$ 22,600,000	$ 23,000,000
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income		$ 5,000,000	$ 91,000	$ 10,000